UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%
	Shares	Value
AIRPORT SERVICES — 5.1%
Aeroports de Paris (France)	6,965	$787,336
Flughafen Zuerich (Switzerland)	917	674,087
Grupo Aeroportuario del Sureste, Cl B (Mexico)	37,305	510,488

		1,971,911

COMMUNICATIONS — 9.8%
American Tower †	13,200	1,245,288
Crown Castle International †	23,800	2,051,560
EI Towers (Italy)	7,988	463,387

		3,760,235

ELECTRIC UTILITIES — 25.4%
American Electric Power	13,600	829,192
Avangrid *	8,700	334,515
Duke Energy	10,100	760,530
Edison International	16,100	994,980
Enel (Italy)	182,780	746,081
Eversource Energy	15,510	834,438
Exelon	42,400	1,253,768
ITC Holdings	19,300	770,070
Korea Electric Power (South Korea)	9,166	402,145
NextEra Energy	13,270	1,482,392
PPL	15,500	543,430
Red Electrica (Spain)	10,175	819,965

		9,771,506

GAS UTILITIES — 1.8%
Enagas (Spain)	23,973	693,394

HIGHWAYS — 15.9%
Abertis Infraestructuras (Spain)	70,819	1,051,418
Atlantia (Italy)	19,774	515,820
Ferrovial (Spain)	40,750	888,845
Transurban Group (Australia)	278,594	2,125,543
Vinci (France)	22,633	1,530,426

		6,112,052

INDEPENDENT POWER PRODUCERS & ENERGY — 1.1%
NRG Yield, Cl A	32,200	399,280

INDUSTRIAL CONGLOMERATES — 0.7%
Beijing Enterprises Holdings (Hong Kong)	56,600	280,787

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — 17.1%
Dominion Resources	16,830	$1,214,621
DTE Energy	16,100	1,368,661
National Grid PLC (United Kingdom)	103,195	1,449,553
NiSource	37,800	794,178
PG&E	16,900	927,979
Sempra Energy	8,800	833,800

		6,588,792

OIL & GAS STORAGE & TRANSPORTATION — 6.2%
EQT Midstream Partners LP [1]	3,906	265,881
Pembina Pipeline (Canada)	21,300	484,112
Sunoco Logistics Partners LP [1]	18,558	413,287
Veresen (Canada)	68,500	390,199
Williams	31,600	609,880
Williams Partners [1]	10,400	229,008

		2,392,367

RAILROADS — 11.4%
Canadian Pacific Railway (Canada)	1,300	156,271
Central Japan Railway (Japan)	8,200	1,497,220
East Japan Railway (Japan)	21,200	1,924,487
Norfolk Southern	11,300	796,650

		4,374,628

RENEWABLE ELECTRICITY — 0.7%
NextEra Energy Partners LP [1]	10,149	273,921

WATER UTILITIES — 3.9%
California Water Service Group	16,400	411,476
Suez Environnement (France)	35,714	660,611
United Utilities Group PLC (United Kingdom)	31,039	423,038

		1,495,125

TOTAL COMMON STOCK (Cost $38,379,655)		38,113,998

TOTAL INVESTMENTS — 99.1% (Cost $38,379,655)@		$38,113,998

Percentages are based on Net Assets of $38,447,867.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JANUARY 31, 2016
(Unaudited)

1	Securities considered Master Limited Partnership. At January 31, 2016, these securities amounted to $1,182,097 or 3.1% of net assets.
*	Non-income producing security.
†	Real Estate Investment Trust.

CL — Class

LP — Limited Partnership

PLC — Public Limited Company

As of January 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2016, there were no transfers between levels and there were no Level 3 securities.

@ At January 31, 2016, the tax basis cost of the Fund’s investments was $38,379,655, and the unrealized appreciation and depreciation were $2,511,969 and $(2,777,626), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-002-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016